Financial Instruments - Net Effect of Expired Contracts That Did Not Meet Hedging Criteria (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Contract Not Met Hedging Criteria | Cross currency swaps and interest rate swaps | Market value gain on financial instruments
Disclosure of detailed information about hedges [line items]
Market value gain (loss) on financial instruments	$ 0	$ 0	$ (212)